WARRANTS AND STOCK OPTIONS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
WARRANTS AND STOCK OPTIONS [Text Block]
8.	WARRANTS AND STOCK OPTIONS

	a.	Warrants

The Company issued 1,452,533 warrants on February 8, 2018. All outstanding warrants have an exercise price of $1.75 and a remaining contractual life of 1.11 years.

	Number of	Weighted average
	warrants	exercise price
		$
DECEMBER 31, 2017	-	-

Issued	1,452,533	1.75

DECEMBER 31, 2018	1,452,533	1.75

b.	Stock options

Based on the Company’s stock option plan, most recently approved by the Company’s shareholders at the annual general meeting held on May 30, 2018, Western may issue stock options for the purchase of up to 10% of issued capital. The exercise price of the stock options must be greater than, or equal to, the market value of the Company’s common shares on the last trading day immediately preceding the date of grant. Stock options vest over a two year period from the date of grant unless otherwise determined by the directors. The maximum stock option term is 10 years. At December 31, 2018, the Company could issue an additional 4,878,399 stock options under the terms of the stock option plan.

A summary of the Company’s stock options outstanding and the changes for the years then ended, is presented below:

	Number of	Weighted average
	stock options	exercise price
		$
DECEMBER 31, 2016	5,971,668	0.79

Exercised	(1,688,333)	0.85

DECEMBER 31, 2017	4,283,335	0.76

Granted	2,325,000	1.20
Exercised	(1,225,000)	0.60
Forfeited	(183,334)	1.16

DECEMBER 31, 2018	5,200,001	0.98

Stock options outstanding are as follows:

Stock options outstanding,	Number of		Weighted average	Average
by exercise price	Stock options		exercise price	remaining
				contractual life
		$		years
$0.50 – 0.67	816,667		0.52	1.56
$0.88	658,334		0.88	0.53
$0.96	1,550,000		0.96	2.52
$1.20	2,175,000		1.20	4.14

DECEMBER 31, 2018	5,200,001		0.98	2.80

Of the total stock options outstanding, 3,025,001 were vested and exercisable at December 31, 2018. The weighted average exercise price of vested stock options is $0.82 and the average remaining contractual life is 1.83 years.